Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stockholders' Equity

Note 7. Stockholders’ Equity

For the six months ended June 30, 2013, the Company declared cash dividends equivalent to $0.625 per share on its common stock. Under its Incentive Award Plan the Company granted 24,588 shares of common stock to its Board of Directors in June 2013 pursuant to the Company’s director compensation program.

7. Stockholders’ Equity

On December 21, 2012, the Company elected to redeem all 125 shares of its 12.5% Series A Cumulative Non-Voting Preferred Stock $0.01 par value (the “Series A Preferred Stock”), for a redemption price of $1,112.50 per share. The redemption price includes an amount equal to the stated value, plus any accrued and unpaid dividends through and including December 31, 2012, plus a redemption premium. The holders of the Series A Preferred Stock were entitled to receive cumulative cash dividends of 12.5% per annum. The Series A Preferred Stock was not convertible into shares of any other class or series of stock. During the years ended December 31, 2012 and 2011, the Company paid dividends on preferred stock of $7,813 and $15,625, respectively.

In connection with the IPO, in September 2012, the Company issued 29.0 million shares of our common stock at $15 per share generating net proceeds of $394.6 million. In October 2012, the underwriters exercised their option to purchase additional shares in full and the Company issued an additional 4.4 million shares at $15 per share generating net proceeds of $60.7 million. In connection with the TLC debt conversion (see Note 4), the Company issued 24.2 million shares of common stock. The Company also granted 1.4 million shares of restricted common stock to certain directors, executive officers and other employees of the Company (see Note 13).

At December 31, 2012 and 2011 there were 84,851,515 shares and 25,863,976 shares, respectively, of the Company’s common stock issued and outstanding.

In December 2012, the Company declared two cash dividends on its common stock. The first dividend of $0.0204 per share is for the period from the completion of the Company’s IPO on September 25, 2012 to the end of the third quarter on September 30, 2012. The second dividend of $0.3125 per share is for the fourth quarter ending December 31, 2012. On January 14, 2013, the Company paid $28.2 million of dividends to stockholders of record on December 31, 2012. During the year ended December 31, 2011, the Company paid total distributions to its equity owners and on preferred stock of $3.9 million. During the year ended December 31, 2011, Spirit Finance Capital Management, LLC, an affiliate, which externally managed the Company between March 2008 through June 2011, paid a liquidating distribution of $0.5 million and the Company paid $3.4 million of dividends; such dividends were primarily attributed to 2010 for tax purposes.